Annual Fund Operating Expenses - Q India Equity Fund	Apr. 23, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2029
Q India Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	102.49%	[1]
Expenses (as a percentage of Assets)	103.14%
Fee Waiver or Reimbursement	(102.16%)	[2]
Net Expenses (as a percentage of Assets)	0.98%
Q India Equity Fund Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	102.49%	[1]
Expenses (as a percentage of Assets)	103.14%
Fee Waiver or Reimbursement	(102.39%)	[2]
Net Expenses (as a percentage of Assets)	0.75%
Q India Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	102.49%	[1]
Expenses (as a percentage of Assets)	103.39%
Fee Waiver or Reimbursement	(102.16%)	[2]
Net Expenses (as a percentage of Assets)	1.23%

[1]	Other Expenses are based on estimated amounts for the current fiscal period.
[2]	The Fund’s adviser, Quantum Advisors Private Limited (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit the Fund’s total annual operating expenses (inclusive of 12b-1 distribution fees) to 0.98%, 0.75%, and 1.23% of the average daily net assets of the Fund’s Class I, Class II, and Investor Class shares, respectively, through April 30, 2029 and to 1.05%, 1.05%, and 1.30% of the average daily net assets of the Fund’s Class I, Class II, and Investor Class shares, respectively, through May 1, 2036 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment.